LEASES (Tables)	3 Months Ended
Jan. 31, 2022
LEASES
Schedule of rental obligations
Fiscal Year
2022	$14,214
Total lease payments	$14,214
Less present value discount	(3,842)
Less operating lease short term	(10,372)
Operating lease liability, long term	$-